FAIR VALUE AND RISK MANAGEMENT - Fair Value Hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	$ (1,914,560)	$ (1,737,185)
Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	(479,495)	(617,908)
Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	8,035,770	5,855,583
Unsecured debentures, net | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	1,914,560	1,737,185
Unsecured debentures, net | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Unsecured debentures, net | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Unsecured term loans, net | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Unsecured term loans, net | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	533,347	534,947
Unsecured term loans, net | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Cross currency interest rate swaps | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Cross currency interest rate swaps | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	18,624	114,264
Cross currency interest rate swaps | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Secured debt | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	0
Secured debt | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	763
Secured debt | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0
Investment properties | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0	0
Investment properties | Level 2
Disclosure of detailed information about financial instruments
Financial assets	0	0
Investment properties | Level 3
Disclosure of detailed information about financial instruments
Financial assets	7,971,158	5,855,583
Assets held for sale | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0
Assets held for sale | Level 2
Disclosure of detailed information about financial instruments
Financial assets	0
Assets held for sale | Level 3
Disclosure of detailed information about financial instruments
Financial assets	64,612
Cross currency interest rate swap included in other assets | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0	0
Cross currency interest rate swap included in other assets | Level 2
Disclosure of detailed information about financial instruments
Financial assets	62,768	28,676
Cross currency interest rate swap included in other assets | Level 3
Disclosure of detailed information about financial instruments
Financial assets	0	0
Foreign exchange forward contracts included in prepaid expenses and other | Level 1
Disclosure of detailed information about financial instruments
Financial assets		0
Foreign exchange forward contracts included in prepaid expenses and other | Level 2
Disclosure of detailed information about financial instruments
Financial assets		2,627
Foreign exchange forward contracts included in prepaid expenses and other | Level 3
Disclosure of detailed information about financial instruments
Financial assets		$ 0
Loan Receivable | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0
Loan Receivable | Level 2
Disclosure of detailed information about financial instruments
Financial assets	10,471
Loan Receivable | Level 3
Disclosure of detailed information about financial instruments
Financial assets	$ 0